CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (1,422,448)	$ (885)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	125,460	0
Interest earned on marketable securities held in Trust Account	(7,452)	0
Changes in operating assets and liabilities:
Prepaid expenses	(285,446)	0
Accounts payable and accrued expenses	392,287	(225)
Net cash used in operating activities	(1,197,599)	(1,110)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(115,000,000)	0
Net cash used in investing activities	(115,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000	0
Proceeds from sale of Private Placement Units	4,080,000	0
Repayment of promissory note - related party	(200,000)	0
Payment of offering costs	(484,565)	(723)
Net cash provided by (used in) financing activities	116,095,435	(723)
Net Change in Cash	(102,164)	(1,833)
Cash - Beginning of period	195,758	25,000
Cash - End of period	93,594	23,167
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	1,105	0
Initial classification of common stock subject to possible redemption	$ 115,000,000	$ 0